Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

20. Subsequent Events

As E-House partially spun off of Leju shares to each of the E-House shareholders on January 15, 2015, the Company received a total of 36,687 ADSs and 1,430,000 ordinary shares of Leju, representing the fair value of $16.7 million as of the distribution date. The Company found no other material events or transactions needing recognition or disclosure.